5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison claims (Tables)	12 Months Ended
Jan. 31, 2024
Tables/Schedules
Schedule of Morrison claims

Continuity of exploration costs

Morrison claims, Canada	2024	2023	2022

Balance, beginning of year	$182,456	$-	$24,880,659

Exploration and evaluation costs
Additions
Staking and recording	233,429	178,706	88,020
Environmental
Geological and geophysical	-	-	2,300
Sub-contracts and labour	3,161	3,323	-
Supplies and general	-	100	-
Travel	-	327	-
Scoping/Feasibility study
Sub-contracts and labour	-	-	24,211
Sub-contracts and labour-related parties	-	-	4,500
Travel	-	-	4,726

Total exploration and evaluation costs for the year	236,590	182,456	123,757

Impairment allowance	-	-	(25,004,416)

Balance, end of year	$419,046	$182,456	$-